Filed with the Securities and Exchange Commission on January 14, 2016

1933 Act Registration File No. 333-207738

1940 Act File No. 811-23111

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933, AS AMENDED

REGISTRATION NO. 333-207738

Post-Effective Amendment No. 3

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940, AS AMENDED

REGISTRATION NO. 811-23111

Amendment No. 3

Miller/Howard Funds Trust

(Exact Name of Registrant as Specified in Charter)

10 Dixon Avenue

Woodstock, NY 12498

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:   (845) 679-9166

Agent for service:	With copies to:
Annemarie Gilly	Paul S. Schreiber, Esq.
Miller/Howard Investments, Inc.	Shearman & Sterling LLP
10 Dixon Avenue	599 Lexington Avenue
Woodstock, NY 12498	New York, New York 10022

It is proposed that this filing will become effective:

☒   immediately upon filing pursuant to paragraph (b)

☐    on (date)  pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of rule 485.

Title of Securities Being Registered: Shares of Beneficial Interest of:

Miller/Howard Income-Equity Fund and Miller/Howard Drill Bit to Burner Tip® Fund

Explanatory Note:

This Post-Effective Amendment (“PEA”) No. 3 to the Registration Statement of Miller/Howard Funds Trust. (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 2 on Form N-1A filed December 21, 2015.  This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 2 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)  and the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Woodstock and State of New York on the 14th day of January, 2016.

Miller/Howard Funds Trust

By:	/s/ Annemarie Gilly
Annemarie Gilly
President, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Annemarie Gilly	President, Secretary and Trustee	January 14, 2016
Annemarie Gilly
/s/ Paul Brook*	Chief Financial Officer	January 14, 2016
Paul Brook
/s/ Lowell G. Miller*	Trustee	January 14, 2016
Lowell G. Miller
/s/ Roger Conrad*	Trustee	January 14, 2016
Roger Conrad
/s/ James E. Hillman*	Trustee	January 14, 2016
James E. Hillman
/s/ Charles I. Leone*	Trustee	January 14, 2016
Charles I. Leone

* Pursuant to Power of Attorney.

Miller/Howard Funds Trust

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	Instance Document
EX-101.SCH	Schema Document
EX-101.CAL	Calculation Linkbase Document
EX-101.DEF	Definition Linkbase Document
EX-101.LAB	Label Linkbase Document
EX-101.PRE	Presentation Linkbase Document